VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 2.6%
52,522		CBS Corp. - Class B	$2,120,313	0.5
81,880	(1)	Dish Network Corp. - Class A	2,789,652	0.6
24,120	(1)	Liberty Broadband Corp. - Series C	2,524,640	0.6
89,390	(1)	Liberty Media Corp. - SiriusXM C	3,750,804	0.9
			11,185,409	2.6

		Consumer Discretionary: 11.8%
6,050	(1)	Autozone, Inc.	6,561,951	1.5
60,310		Best Buy Co., Inc.	4,160,787	1.0
82,430		BorgWarner, Inc.	3,023,533	0.7
48,730		Expedia Group, Inc.	6,549,799	1.5
137,030		Gap, Inc.	2,378,841	0.6
28,070		Genuine Parts Co.	2,795,491	0.6
36,900		Hilton Worldwide Holdings, Inc.	3,435,759	0.8
72,371		Kohl's Corp.	3,593,944	0.8
32,230	(1)	Mohawk Industries, Inc.	3,998,776	0.9
119,936		Newell Brands, Inc.	2,245,202	0.5
61,640		Nordstrom, Inc.	2,075,419	0.5
33,870		PVH Corp.	2,988,350	0.7
36,130		Ralph Lauren Corp.	3,449,331	0.8
43,110	(2)	Tiffany & Co.	3,993,279	0.9
			51,250,462	11.8

		Consumer Staples: 4.0%
18,720		Constellation Brands, Inc.	3,880,282	0.9
121,012		Coty, Inc - Class A	1,271,836	0.3
63,523	(2)	Energizer Holdings, Inc.	2,768,332	0.6
64,770		Keurig Dr Pepper, Inc.	1,769,517	0.4
95,040		Kroger Co.	2,450,131	0.5
28,140		Molson Coors Brewing Co.	1,618,050	0.4
36,030	(1)	Post Holdings, Inc.	3,813,415	0.9
			17,571,563	4.0

		Energy: 5.0%
168,270		Cabot Oil & Gas Corp.	2,956,504	0.7
66,114		Diamondback Energy, Inc.	5,944,310	1.3
123,100		EQT Corp.	1,309,784	0.3
113,634		Equitrans Midstream Corp.	1,653,374	0.4
95,530		PBF Energy, Inc.	2,597,461	0.6
310,030		Williams Cos., Inc.	7,459,322	1.7
			21,920,755	5.0

		Financials: 22.2%
4,373	(1)	Alleghany Corp.	3,488,604	0.8
33,230		Ally Financial, Inc.	1,101,907	0.3
34,940		Ameriprise Financial, Inc.	5,139,674	1.2
125,790		Citizens Financial Group, Inc.	4,449,192	1.0
34,000		Comerica, Inc.	2,243,660	0.5
227,040		Fifth Third Bancorp	6,216,355	1.4
42,340		First Republic Bank	4,094,278	0.9
113,460		Hartford Financial Services Group, Inc.	6,876,811	1.6
246,910		Huntington Bancshares, Inc.	3,523,406	0.8
84,740		Invesco Ltd.	1,435,496	0.3
54,180		Lincoln National Corp.	3,268,138	0.7
165,230		Loews Corp.	8,506,040	2.0
50,773		M&T Bank Corp.	8,020,611	1.8
39,990		Marsh & McLennan Cos., Inc.	4,000,999	0.9
49,600		Northern Trust Corp.	4,628,672	1.1
19,290		Principal Financial Group, Inc.	1,102,231	0.3
48,940		Progressive Corp.	3,780,615	0.9
50,500		Raymond James Financial, Inc.	4,164,230	1.0
111,510		SunTrust Banks, Inc.	7,671,888	1.8
61,930		T. Rowe Price Group, Inc.	7,075,502	1.6
21,990		Unum Group	653,543	0.1
48,105		WR Berkley Corp.	3,474,624	0.8
36,800		Zions Bancorp NA	1,638,336	0.4
			96,554,812	22.2

		Health Care: 6.7%
51,820		AmerisourceBergen Corp.	4,266,341	1.0
19,020		Cigna Corp.	2,887,046	0.7
37,832	(1),(2)	Covetrus, Inc.	449,822	0.1
49,530	(1)	Henry Schein, Inc.	3,145,155	0.7
7,450		Humana, Inc.	1,904,741	0.4
29,610	(1)	Laboratory Corp. of America Holdings	4,974,480	1.1
34,610		Universal Health Services, Inc.	5,148,238	1.2
45,930		Zimmer Biomet Holdings, Inc.	6,304,811	1.5
			29,080,634	6.7

		Industrials: 8.3%
31,060		Acuity Brands, Inc.	4,186,577	1.0
51,540		Ametek, Inc.	4,732,403	1.1
19,530		Carlisle Cos., Inc.	2,842,396	0.6
61,660		Fortune Brands Home & Security, Inc.	3,372,802	0.8
19,910		Hubbell, Inc.	2,616,174	0.6
24,580		IDEX Corp.	4,028,170	0.9
25,500		ITT, Inc.	1,560,345	0.4
25,960		Lincoln Electric Holdings, Inc.	2,252,290	0.5
34,740	(1)	Middleby Corp.	4,061,106	0.9
27,420		MSC Industrial Direct Co.	1,988,773	0.5
28,791		Snap-On, Inc.	4,506,943	1.0
			36,147,979	8.3

		Information Technology: 6.9%
47,200		Amphenol Corp.	4,554,800	1.1
17,790		Analog Devices, Inc.	1,987,677	0.5
56,710	(1)	Arrow Electronics, Inc.	4,229,432	1.0
43,470		CDW Corp.	5,357,243	1.2
81,882	(1)	CommScope Holding Co., Inc.	962,932	0.2
28,056		Jack Henry & Associates, Inc.	4,095,334	0.9

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
30,469	(1)	Keysight Technologies, Inc.	$2,963,110	0.7
13,320		SYNNEX Corp.	1,503,828	0.3
31,120	(1)	Synopsys, Inc.	4,271,220	1.0
			29,925,576	6.9

		Materials: 4.8%
52,790		Ball Corp.	3,843,640	0.9
16,520		Martin Marietta Materials, Inc.	4,528,132	1.0
9,190		Sherwin-Williams Co.	5,053,305	1.2
149,860		Silgan Holdings, Inc.	4,501,045	1.0
85,270		WestRock Co.	3,108,092	0.7
			21,034,214	4.8

		Real Estate: 14.8%
53,610		American Campus Communities, Inc.	2,577,569	0.6
110,990		American Homes 4 Rent	2,873,531	0.7
29,280		AvalonBay Communities, Inc.	6,304,862	1.5
41,860		Boston Properties, Inc.	5,427,567	1.2
199,920		Brixmor Property Group, Inc.	4,056,377	0.9
104,600	(1)	CBRE Group, Inc.	5,544,846	1.3
74,190	(1)	Cushman & Wakefield PLC	1,374,741	0.3
12,160		Essex Property Trust, Inc.	3,972,064	0.9
35,840		Federal Realty Investment Trust	4,879,258	1.1
47,523		JBG SMITH Properties	1,863,377	0.4
158,790		Kimco Realty Corp.	3,315,535	0.8
126,882		Outfront Media, Inc.	3,524,782	0.8
110,740		Rayonier, Inc.	3,122,868	0.7
40,670		Regency Centers Corp.	2,826,158	0.7
34,490		Ventas, Inc.	2,518,805	0.6
72,736		Vornado Realty Trust	4,631,101	1.1
99,000		Weyerhaeuser Co.	2,742,300	0.6
28,630		WP Carey, Inc.	2,562,385	0.6
			64,118,126	14.8

		Utilities: 11.6%
146,750		CMS Energy Corp.	9,384,663	2.2
56,820		Edison International	4,285,364	1.0
72,080		Evergy, Inc.	4,797,645	1.1
81,600		National Fuel Gas Co.	3,828,672	0.9
47,440		Sempra Energy	7,002,618	1.6
110,840		WEC Energy Group, Inc.	10,540,884	2.4
160,280		Xcel Energy, Inc.	10,400,569	2.4
			50,240,415	11.6

	Total Common Stock
	(Cost $327,590,976)		429,029,945	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Repurchase Agreements: 0.6%
717,477	(3)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $717,524, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $731,875, due 09/01/24-08/01/49)	$717,477	0.2
1,000,000	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	1,000,000	0.2
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	1,000,000	0.2
			2,717,477	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
5,449,177	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
		(Cost $5,449,177)	5,449,177	1.3

	Total Short-Term Investments
	(Cost $8,166,654)		8,166,654	1.9

	Total Investments in Securities (Cost $335,757,630)		$437,196,599	100.6
	Liabilities in Excess of Other Assets		(2,581,103)	(0.6)
	Net Assets		$434,615,496	100.0

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$429,029,945	$–	$–	$429,029,945
Short-Term Investments	5,449,177	2,717,477	–	8,166,654
Total Investments, at fair value	$434,479,122	$2,717,477	$–	$437,196,599

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $337,042,712.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$124,408,378
Gross Unrealized Depreciation	(24,254,491)
Net Unrealized Appreciation	$100,153,887